Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Finance Costs
Interest expense (Note 5)	$ 22,836	$ 17,853
Amortization and write-off of deferred financing fees	1,625	3,723
Other	165	1,042
Total	$ 24,626	$ 22,618